Earnings Per Share	Nov. 18, 2019
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 8. EARNINGS PER SHARE
The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

	2018	2017	2016
(millions, except EPS)
Net Income Attributable to Dominion Energy	$2,447	$2,999	$2,123

Average shares of common stock outstanding – Basic	654.2	636.0	616.4
Net effect of dilutive securities (1)	0.7	—	0.7

Average shares of common stock outstanding – Diluted	654.9	636.0	617.1

Earnings Per Common Share – Basic	$3.74	$4.72	$3.44
Earnings Per Common Share – Diluted	$3.74	$4.72	$3.44

(1)
Dilutive securities for 2018 consist primarily of forward sale agreements, effective April 2018 to December 2018. Dilutive securities for 2016 consist primarily of the 2013 Equity Units. See Notes 17 and 19 for more information.

The 2014 Equity Units were excluded from the calculation of diluted EPS for the year ended December 31, 2016 as the dilutive stock price threshold was not met. The 2016 Equity Units were excluded from the calculation of diluted EPS for the years ended December 31, 2018, 2017 and 2016, as the dilutive stock price threshold was not met. See Note 17 for more information. The Dominion Energy Midstream convertible preferred units were potentially dilutive securities but had no effect on the calculation of diluted EPS for the years ended December 31, 2018, 2017 and 2016. See Note 19 for more information.